Subsequent Events (Details) - Forecast [Member]	Sep. 05, 2021 $ / shares shares
Subsequent Events (Details) [Line Items]
Issued options shares | shares	900,000
Vested period	3 years
Exercise price per share | $ / shares	$ 3.27